RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
ROMAN DBDR TECH ACQUISITION CORP.
Summary of impact of the restatement on the financial statements

	As
	Previously		As
	Restated	Adjustments	Restated
Balance sheet as of November 10, 2020 (audited)
Warrant Liability	$—	$22,547,500	$22,547,500
Class A Common Stock Subject to Possible Redemption	212,828,471	(22,547,500)	190,280,971
Class A Common Stock	113	222	335
Additional Paid-in Capital	4,999,970	1,303,608	6,303,578
Accumulated Deficit	(712)	(1,303,830)	(1,304,542)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$27,455,162	$27,455,162
Class A Common Stock Subject to Possible Redemption	224,050,680	(27,455,162)	195,595,518
Common Stock	119	270	389
Additional Paid-in Capital	5,164,409	5,175,301	10,339,710
Accumulated Deficit	(165,106)	(5,175,571)	(5,340,677)
Stockholders’ Equity	5,000,001	4	5,000,005

Statement of Operations for the Period from August 21, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(4,460,862)	$(4,460,862)
Transaction costs associated with Initial Public Offering	—	(714,710)	(714,710)
Net loss	(165,106)	(5,175,572)	(5,340,678)
Weighted average shares outstanding, Common stock subject to possible redemption	21,828,647	(2,303,331)	19,525,316
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00
Weighted average shares outstanding, Common stock	6,078,552	939,759	7,018,311
Basic and diluted net loss per share, Common stock	(0.03)	(0.73)	(0.76)
Cash Flow Statement for the Period from August 21, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(165,106)	$(5,175,572)	$(5,340,678)
Change in fair value of warrant liability	—	(4,460,862)	(4,460,862)
Transaction costs associated with Initial Public Offering	—	(714,710)	(714,710)
Initial classification of Class A common stock subject to possible redemption	224,215,068	(23,644,544)	200,570,524
Change in value of Class A common stock subject to possible redemption	(164,388)	(3,810,618)	(3,975,006)

	As
	Previously		As
	Restated	Adjustment	Restated
Balance Sheet as of November 10, 2020 (audited)
Common stock subject to possible redemption	$190,280,971	$34,119,029	$224,400,000
Common stock	$335	$(335)	$—
Additional paid-in capital	$6,303,578	$(6,303,578)	$—
Accumulated deficit	$(1,304,542)	$(27,815,116)	$(29,119,658)
Total Stockholders’ Equity (Deficit)	$5,000,004	$(34,119,029)	$(29,119,025)

Balance Sheet as of December 31, 2020 (audited)
Common stock subject to possible redemption	$196,595,514	$39,595,686	$236,191,200
Common stock	$389	$(389)	$—
Additional paid-in capital	$10,339,715	$(10,339,715)	$—
Accumulated deficit	$(5,340,678)	$(29,255,581)	$(34,596,259)
Total Stockholders’ Equity (Deficit)	$5,000,005	$(39,595,684)	$(34,595,681)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period from August 21, 2020 (Inception) Through December 31, 2020 (Audited)
Sale of 23,156,000 Units, net of underwriting discounts and offering expenses	206,911,197	(206,911,197)	—
Common stock subject to redemption	196,595,514	(196,595,514)	—
Accretion for Class A common stock to redemption amount	—	(29,279,949)	(29,279,949)

Statement of Cash Flows for the Three Months Ended December 31, 2020 (Unaudited)
Initial classificiation of Class A common stock subject to possible redemption	224,215,068	11,976,132	236,191,200

	As Previously		As
	Restated	Adjustment	Restated
Statement of Operations for the Period from August 14, 2020 (Inception) Through December 31, 2020 (Audited)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption, Adjustment, Class A common stock	21,828,647	(2,578,538)	19,250,109
Basic and diluted net income per share, Class A common stock subject to possible redemption, Adjustment, Class A common stock	$—	$—	$—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock, Adjustment, Class A common stock	6,078,552	(476,824)	5,601,728
Basic and diluted net loss (income) per share, Non-redeemable common stock, Adjustment, Class A common stock	$(0.88)	$0.67	$(0.21)

	As Previously
	Reported	Adjustment	As Restated
Balance Sheet as of November 10, 2020 (audited)
Common stock subject to possible redemption	$190,280,971	$34,119,029	$224,400,000
Common stock	$335	$(335)	$—
Additional paid-in capital	$6,303,578	$(6,303,578)	$—
Accumulated deficit	$(1,304,542)	$(27,815,116)	$(29,119,658)
Total Stockholders’ Equity (Deficit)	$5,000,004	$(34,119,029)	$(29,119,025)

Balance Sheet as of December 31, 2020 (audited)
Common stock subject to possible redemption	$196,595,514	$39,595,686	$236,191,200
Common stock	$389	$(389)	$—
Additional paid-in capital	$10,339,715	$(10,339,715)	$—
Accumulated deficit	$(5,340,678)	$(29,255,581)	$(34,596,259)
Total Stockholders’ Equity (Deficit)	$5,000,005	$(39,595,684)	$(34,595,681)

Balance Sheet as of March 31, 2021 (Unaudited)
Common stock subject to possible redemption	$205,526,716	(30,664,484)	236,191,200
Common Stock	$301	(301)	—
Additional paid-in capital	$1,408,601	(1,408,601)	—
Accumulated deficit	$3,590,522	(29,255,581)	(25,665,059)
Total Stockholders’ Equity (Deficit)	$5,000,003	(30,664,483)	(25,664,480)

Balance Sheet as of June 30, 2021 (Unaudited)
Common stock subject to possible redemption	$183,871,069	52,320,131	236,191,200
Common Stock	$513	(513)	—
Additional paid-in capital	$23,064,036	(23,064,036)	—
Accumulated deficit	$(18,065,118)	(29,255,581)	(47,320,699)
Total Stockholders’ Equity (Deficit)	$5,000,010	(52,320,131)	(47,320,121)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period from August 21, 2020 (Inception) Through December 31, 2020 (Audited)
Sale of 23,156,000 Units, net of underwriting discounts and offering expenses	206,911,197	(206,911,197)	—
Common stock subject to redemption	196,595,514	(196,595,514)	—
Accretion for Class A common stock to redemption amount	—	(29,279,949)	(29,279,949)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Accretion for Class A common stock to redemption amount	—	—	—
Total Stockholders’ Equity (Deficit)	(34,595,681)	8,931,200	(25,664,481)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of common stock subject to redemption	21,655,640	(21,655,640)	—
Accretion for Class A common stock to redemption amount	—	—	—
Total Stockholders’ Equity (Deficit)	(25,664,481)	(21,655,640)	(47,320,121)

Statement of Cash Flows for the Three Months Ended December 31, 2020 (Unaudited)
Initial classificiation of Class A common stock subject to possible redemption	224,215,068	11,976,132	236,191,200

Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Initial classificiation of Class A common stock subject to possible redemption	—	—	—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (Unaudited)
Initial classificiation of Class A common stock subject to possible redemption	8,931,202	(8,931,202)	—

	As Previously		As
	Reported	Adjustment	Restated
Statement of Operations for the Period from August 14, 2020 (Inception) Through December 31, 2020 (Audited)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption, Adjustment, Class A common stock	21,828,647	(2,578,538)	19,250,109
Basic and diluted net income per share, Class A common stock subject to possible redemption, Adjustment, Class A common stock	$—	$—	$—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock, Adjustment, Class A common stock	6,078,552	(476,824)	5,601,728
Basic and diluted net loss (income) per share, Non-redeemable common stock, Adjustment, Class A common stock	$(0.88)	$(0.08)	$(0.96)

Statement of Operations for the Three Months Ended March 31, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	20,149,678	2,231,858	22,381,536
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption	$—	$0.32	$0.32
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	9,670,930	(3,881,930)	5,789,000

Statement of Operations for the Three Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	20,149,678	2,231,858	22,381,536
Basic and diluted net income per share, Class A common stock subject to possible redemption	$—	$(0.77)	$(0.77)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	8,795,322	(3,006,322)	5,789,000
Basic and diluted net loss (income) per share, Non-redeemable common stock	$(2.46)	$1.69	$(0.77)

Statement of Operations for the Six Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	19,714,293	2,667,243	22,381,536
Basic and diluted net income per share, Class A common stock subject to possible redemption	$—	$(0.45)	$(0.45)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	9,230,707	(3,441,707)	5,789,000
Basic and diluted net income (loss) per share, Non-redeemable common stock	$(1.38)	$0.93	$(0.45)